NET INTEREST INCOME (Tables)	12 Months Ended
Dec. 31, 2025
Analysis of income and expense [abstract]
Summary of Net Interest Income

			Group
	2025	2024	2023
	£m	£m	£m
Interest and similar income:
Loans and advances to customers	8,891	9,290	8,767
Loans and advances to banks	1,155	1,523	1,751
Reverse repurchase agreements - non-trading	873	987	626
Other	622	639	473
Total interest and similar income[1]	11,541	12,439	11,617
Interest expense and similar charges:
Deposits by customers	(3,787)	(4,276)	(3,230)
Deposits by banks	(415)	(839)	(1,165)
Repurchase agreements - non-trading	(594)	(644)	(538)
Debt securities in issue	(2,189)	(2,171)	(1,852)
Subordinated liabilities	(172)	(193)	(169)
Other	(4)	(4)	(5)
Total interest expense and similar charges[2]	(7,161)	(8,127)	(6,959)
Net interest income	4,380	4,312	4,658
1Includes £274m (2024: £296m, 2023: £230m) of interest income on financial assets at FVOCI.
2Includes £460m (2024: £762m, 2023: £706m) of interest expense on the effective part of derivatives hedging debt issuances and £3m (2024: £3m, 2023: £3m) of interest expense on lease liabilities.